VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2020 (Unaudited)

Shares		Value
Private Investment Funds(a) - 72.6%
	Diversified - 72.6%
	AEW Core Property Trust (U.S.), Inc.
124,117	Class A Shares	$125,272,954
41,306	Class B Shares	41,690,700
—	AEW Value Investors US LP(b)(c)	27,227,958
120,132	Barings Core Property Fund LP	15,728,405
32,693	Barings European Core Property Fund	44,035,877
85,567,059	CBRE U.S. Core Partners LP	123,310,688
96,276	Clarion Gables Multifamily Trust LP(c)	121,090,580
146,026	Clarion Lion Properties Fund LP	222,964,593
—	GWL U.S. Property Fund L.P.(c)(d)	53,695,509
69,192	Harrison Street Core Property Fund LP	97,728,447
129,075	Heitman America Real Estate Trust LP	150,409,293
121,339	Heitman Core Real Estate Debt Income Trust LP(c)	122,057,600
680	Invesco Core Real Estate USA LP	124,353,595
875,086	Invesco Real Estate Asia Fund(c)	125,145,241
	LaSalle Property Fund LP
36,565	Class A shares	59,000,850
9,121	Class B shares	14,717,537
23,379	Mesa West Core Lending Fund LP	24,823,662
1,532,945	RREEF America REIT II, Inc.	191,643,896
3,343	Trumbull Property Fund, LP	32,629,479
6,298	Trumbull Property Income Fund, LP	78,081,552
—	US Government Building Open-End Feeder, LP(e)	61,715,610

	Total Private Investment Funds	1,857,324,026

	(Cost $1,767,164,693)

Common Stocks - 12.9%
	Apartments/Single Family Residential - 2.7%
413,138	American Homes 4 Rent, REIT Class A Shares	12,394,140
190,828	Apartment Income REIT Corp., REIT(f)	7,329,703
50,371	Apartment Investment and Management Co., REIT Class A Shares	265,959
64,554	AvalonBay Communities, Inc., REIT	10,356,399
66,613	Camden Property Trust, REIT	6,655,971
37,167	Essential Properties Realty Trust, Inc., REIT	787,940
11,380	Essex Property Trust, Inc., REIT	2,701,840
496,243	Independence Realty Trust, Inc., REIT	6,664,544
422,528	Invitation Homes, Inc., REIT	12,549,082
631,311	Irish Residential Properties, PLC, REIT (Ireland)	1,153,777
42,491	Minto Apartment Real Estate Investment Trust, REIT (Canada) 144A	679,976
113,109	STORE Capital Corp., REIT	3,843,444
80,235	UDR, Inc., REIT	3,083,431
106,302	UNITE Group, PLC, REIT (United Kingdom)(f)	1,518,549

		69,984,755

	Diversified - 3.2%
15,354	American Tower Corp., REIT	3,446,359
674,634	Arena, REIT (Australia)	1,499,302
122,718	Broadstone Net Lease, Inc., Class A Shares	2,402,818
565,667	Centuria Capital Group (Australia)	1,144,801
62,252	Charter Hall Group, REIT (Australia)	706,973
55,114	CoreSite Realty Corp., REIT	6,904,682
12,363	Covivio, REIT (France)	1,134,453
2,505,000	Cromwell European Real Estate Investment Trust, REIT (Singapore)	1,471,498
200,654	Dexus, REIT (Australia)	1,455,329
26,950	Digital Realty Trust, Inc., REIT	3,759,794

Shares		Value
	Diversified - (continued)
363,300	Dream Industrial Real Estate Investment Trust, REIT (Canada)	$3,753,158
18,687	Equinix, Inc., REIT	13,345,881
140,400	ESR Cayman, Ltd. (Hong Kong) 144A(f)	503,987
163,667	ESR Kendall Square Co., Ltd., REIT (South Korea)(f)	763,870
56,725	Fabege AB (Sweden)	896,198
8,240	Gecina SA, REIT (France)	1,281,321
271,675	Ingenia Communities Group, REIT (Australia)	1,028,487
596,358	Investec Australia Property Fund, REIT (Australia)	583,265
657,100	Lendlease Global Commercial REIT (Singapore)	362,761
1,048,905	Mapletree Logistics Trust, REIT (Singapore)	1,596,398
228,997	Merlin Properties Socimi SA, REIT (Spain)	2,183,517
202,500	Mitsubishi Estate Co., Ltd. (Japan)	3,254,750
525	Mori Hills REIT Investment Corp., REIT (Japan)	724,018
2,466	Nomura Real Estate Master Fund, Inc., REIT (Japan)	3,528,953
37,622	NSI NV, REIT (Netherlands)	1,502,228
14,721	Persimmon, PLC (United Kingdom)	555,612
246,519	Segro, PLC, REIT (United Kingdom)	3,198,769
2,593	United Urban Investment Corp., REIT (Japan)	3,210,181
175,535	VICI Properties, Inc., REIT	4,476,143
111,364	Vonovia SE (Germany)	8,133,368
37,781	Weyerhaeuser Co., REIT	1,266,797
49,850	Wihlborgs Fastigheter AB (Sweden)	1,126,760

		81,202,431

	Health Care - 1.0%
712,106	Assura, PLC, REIT (United Kingdom)	749,475
122,736	Healthcare Trust of America, Inc., REIT Class A Shares	3,380,149
237,326	Healthpeak Properties, Inc., REIT	7,174,364
362,812	Primary Health Properties, PLC, REIT (United Kingdom)	758,439
127,428	Sabra Health Care REIT, Inc.	2,213,424
174,662	Welltower, Inc., REIT	11,286,658

		25,562,509

	Hotels - 0.4%
5,949	Choice Hotels International, Inc.	634,937
129,900	City Developments, Ltd. (Singapore)	783,057
947,700	Far East Hospitality Trust, REIT (Singapore)	445,058
1,520	Japan Hotel REIT Investment Corp. (Japan)	781,630
105,431	MGM Growth Properties, LLC, REIT Class A Shares	3,299,990
94,833	Park Hotels & Resorts, Inc., REIT	1,626,386
316,870	Sunstone Hotel Investors, Inc., REIT	3,590,137

		11,161,195

	Internet Connective Services - 0.1%
44,628	21Vianet Group, Inc., ADR (China)(f)	1,548,145

	Office Properties - 1.1%
36,497	Alexandria Real Estate Equities, Inc., REIT	6,504,495
39,500	Allied Properties Real Estate Investment Trust, REIT (Canada)	1,173,922
18,869	American Assets Trust, Inc., REIT	544,937
53,685	Boston Properties, Inc., REIT	5,074,843
81,995	Brandywine Realty Trust, REIT	976,560
101,903	Centuria Office, REIT (Australia)	168,168
46,931	City Office REIT, Inc. (Canada)	458,516

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2020 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
42,437	Cousins Properties, Inc., REIT	$1,421,640
144	Daiwa Office Investment Corp., REIT (Japan)	915,492
127,175	Douglas Emmett, Inc., REIT	3,710,966
85,295	Highwoods Properties, Inc., REIT	3,380,241
51,935	Hudson Pacific Properties, Inc., REIT	1,247,479
105,822	Inmobiliaria Colonial Socimi SA, REIT (Spain)	1,044,940
2,538	Sekisui House Reit, Inc. (Japan)	1,847,148

		28,469,347

	Real Estate Operation/Development - 0.6%
57,549	Castellum AB (Sweden)	1,466,968
104,610	Echo Investment SA (Poland)(f)	112,881
12,955	LEG Immobilien AG (Germany)	2,009,901
847,100	Midea Real Estate Holding, Ltd. (China) 144A	1,889,734
56,300	Mitsui Fudosan Co., Ltd. (Japan)	1,178,898
782,425	New World Development Co., Ltd. (Hong Kong)	3,640,162
233,100	Sun Hung Kai Properties, Ltd (Hong Kong)	2,981,111
43,692	TAG Immobilien AG (Germany)	1,394,298
2,245,000	Zhongliang Holdings Group Co., Ltd. (China)	1,498,011

		16,171,964

	Regional Malls - 0.1%
42,050	Simon Property Group, Inc., REIT	3,586,024

	Residential - 0.2%
37,486	Sun Communities, Inc., REIT	5,695,998

	Shopping Centers - 0.4%
112,600	Kimco Realty Corp., REIT	1,690,126
368,300	Link REIT (Hong Kong)	3,344,818
298,320	NewRiver REIT, PLC (United Kingdom)	343,852
43,380	Regency Centers Corp., REIT	1,977,694
339,474	Scentre Group, REIT (Australia)	729,187
50,680	Weingarten Realty Investors, REIT	1,098,236

		9,183,913

	Storage - 0.7%
61,986	Big Yellow Group, PLC, REIT (United Kingdom)	928,713
227,986	CubeSmart, REIT	7,662,610
32,295	Life Storage, Inc., REIT	3,855,700
25,395	Public Storage, REIT	5,864,467

		18,311,490

	Warehouse/Industrial - 2.4%
1,648,000	AIMS APAC, REIT (Singapore)	1,560,810
614,300	ARA LOGOS Logistics Trust, REIT (Singapore)	279,130
278,952	Centuria Industrial, REIT (Australia)	661,544
667	CRE Logistics, Inc. REIT (Japan)	1,015,831
18,387	CyrusOne, Inc., REIT	1,345,009
85,770	First Industrial Realty Trust, Inc., REIT	3,613,490
224,611	Goodman Group, REIT (Australia)	3,283,245
1,664	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	3,072,249
257,571	Industrial Logistics Properties Trust, REIT	5,998,829
88,356	Plymouth Industrial, Inc. REIT	1,325,340
235,821	Prologis, Inc., REIT	23,501,921
30,912	Rexford Industrial Realty, Inc., REIT	1,518,088
174,888	Safestore Holdings, PLC (United Kingdom)	1,869,210
249,356	Summit Industrial Income REIT (Canada)	2,673,980
934,343	Tritax Big Box REIT, PLC (United Kingdom)	2,146,668
393,763	WPT Industrial Real Estate Investment Trust, REIT (Canada)	5,705,626

Shares		Value

	Warehouse/Industrial - (continued)
49,250	WPT Industrial Real Estate Investment Trust, REIT (Canada)	$713,632

		60,284,602

	Total Common Stocks	331,162,373

	(Cost $307,676,592)
Preferred Stock - 1.8%

	Apartments/Single Family Residential - 0.3%
	American Homes 4 Rent, REIT,
95,996	Series D, 6.50%	2,432,539
92,449	Series E, 6.35%	2,350,054
11,170	Series F, 5.88%	288,186
36,850	Series G, 5.88%	956,994
6,009	Series H, 6.25%	160,320
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	376,216
18,755	National Retail Properties, Inc., REIT, Series F, 5.20%	483,691

		7,048,000

	Diversified - 0.3%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	540,224
	Digital Realty Trust, Inc., REIT,
14,660	Series C, 6.63%	374,416
3,415	Series J, 5.25%	89,405
4,035	Series K, 5.85%	112,859
21,115	Series L, 5.20%	576,439
1,270	EPR Properties, REIT, Series G, 5.75%	29,718
	PS Business Parks, Inc., REIT,
12,710	Series W, 5.20%	333,510
12,365	Series X, 5.25%	322,974
13,733	Series Y, 5.20%	358,431
20,016	Series Z, 4.88%	548,238
9,182	UMH Properties, Inc., REIT, Series C, 6.75%	234,233
	Vornado Realty Trust, REIT,
30,665	Series K, 5.70%	771,531
21,822	Series L, 5.40%	549,478
43,928	Series M, 5.25%	1,157,942
106,055	Series N, 5.25%	2,832,729

		8,832,127

	Health Care - 0.0%
3,650	Diversified Healthcare Trust, REIT, 6.25%	89,425

	Hotels - 0.1%
26,720	DiamondRock Hospitality Co., REIT, 8.25%	717,432
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	88,984
2,490	Series D, 6.50%	46,887
3,540	Series E, 6.50%	66,853
	Pebblebrook Hotel Trust, REIT,
5,600	Series C, 6.50%	139,216
20,050	Series D, 6.38%	494,232
1,935	Series F, 6.30%	46,808
	Sunstone Hotel Investors, Inc., REIT,
9,405	Series E, 6.95%	229,858

		1,830,270

	Office Properties - 0.2%
5,121	Boston Properties, Inc., REIT, Series B, 5.25%	132,890

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2020 (Unaudited) (continued)

Shares		Value

	Office Properties - (continued)
80	Highwoods Properties, Inc., REIT, Series A, 8.63%	$100,000
15,810	Office Properties Income Trust, REIT, 6.38%	418,649
120,531	SL Green Realty Corp., REIT, Series I, 6.50%	3,031,355
91,531	VEREIT, Inc., REIT, Series F, 6.70%	2,302,005

		5,984,899

	Regional Malls - 0.2%
	Taubman Centers, Inc., REIT,
126,299	Series J, 6.50%	3,172,868
70,712	Series K, 6.25%	1,776,087

		4,948,955

	Shopping Centers - 0.3%
	Kimco Realty Corp., REIT,
9,788	Series L, 5.13%	257,131
26,764	Series M, 5.25%	712,190
29,350	RPT Realty, REIT, Series D, 7.25%	1,462,804
	Saul Centers, Inc., REIT,
720	Series D, 6.13%	17,460
52,000	Series E, 6.00%	1,225,120
	SITE Centers Corp., REIT,
55,507	Series A, 6.38%	1,336,609
25,650	Series K, 6.25%	628,938
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,584,392
39,420	Series K, 5.88%	980,770

		8,205,414

	Storage - 0.3%
59,287	National Storage Affiliates Trust, REIT, Series A, 6.00%	1,564,584
	Public Storage, REIT,
23,978	Series B, 5.40%	601,128
7,060	Series C, 5.13%	183,842
13,102	Series D, 4.95%	341,307
11,210	Series E, 4.90%	293,254
3,375	Series F, 5.15%	90,146
32,680	Series G, 5.05%	893,798
29,493	Series H, 5.60%	849,103
13,310	Series I, 4.88%	368,288
4,145	Series J, 4.70%	114,112
18,960	Series K, 4.75%	537,326
22,300	Series L, 4.63%	605,222
10,190	Series M, 4.13%	276,455

		6,718,565

	Warehouse/Industrial - 0.1%
	Monmouth Real Estate Investment Corp., REIT,
8,505	Series C, 6.13%	213,476
5,135	QTS Realty Trust, Inc., REIT, Series A, 7.13%	142,137
	Rexford Industrial Realty, Inc., REIT,
10,575	Series A, 5.88%	268,605
34,948	Series B, 5.88%	917,036
1,215	Series C, 5.63%	32,732
14,175	STAG Industrial, Inc., REIT, Series C, 6.88%	359,336

		1,933,322

	Total Preferred Stock	45,590,977

	(Cost $44,792,829)

Par		Value
Corporate Debt - 0.6%
	Apartments/Single Family Residential - 0.1%
	American Homes 4 Rent LP, REIT,
$ 541,000	4.25%, 2/15/2028	$622,805
1,209,000	4.90%, 2/15/2029	1,461,918

		2,084,723

	Diversified - 0.0%
	Lexington Realty Trust, REIT,
38,000	4.25%, 6/15/2023	40,496
	Vornado Realty LP, REIT,
236,000	3.50%, 1/15/2025	249,722

		290,218

	Health Care - 0.1%
	Diversified Healthcare Trust, REIT,
917,000	4.75%, 2/15/2028	914,708
	Ventas Realty LP, REIT,
821,000	3.75%, 5/1/2024	895,950

		1,810,658

	Office Properties - 0.3%
	Brandywine Operating Partnership LP, REIT,
763,000	4.10%, 10/1/2024	816,471
304,000	3.95%, 11/15/2027	325,381
	Columbia Property Trust Operating Partnership LP, REIT,
1,172,000	4.15%, 4/1/2025	1,237,397
	Corporate Office Properties LP, REIT,
1,079,000	5.25%, 2/15/2024	1,193,533
185,000	5.00%, 7/1/2025	213,545
	Highwoods Realty LP, REIT,
501,000	4.20%, 4/15/2029	571,995
	Kilroy Realty LP, REIT,
38,000	4.38%, 10/1/2025	42,671
	Office Properties Income Trust, REIT,
870,000	4.00%, 7/15/2022	889,758
435,000	4.25%, 5/15/2024	456,717
	Piedmont Operating Partnership LP, REIT,
761,000	3.40%, 6/1/2023	792,634

		6,540,102

	Shopping Centers - 0.1%
	Kite Realty Group LP, REIT,
491,000	4.00%, 10/1/2026	515,522
	Retail Opportunity Investments Partnership LP, REIT,
179,000	4.00%, 12/15/2024	187,673
	Retail Properties of America, Inc., REIT,
448,000	4.75%, 9/15/2030	476,560
	SITE Centers Corp., REIT,
974,000	3.63%, 2/1/2025	1,012,778
	Weingarten Realty Investors, REIT,
810,000	3.38%, 10/15/2022	836,043
243,000	3.25%, 8/15/2026	258,293

		3,286,869

	Total Corporate Debt	14,012,570

	(Cost $13,182,989)

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2020 (Unaudited) (continued)

Par		Value

Commercial Mortgage Backed Securities - 4.9%
	BANK,
$9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(g)	$677,662
1,500,000	2.50%, 12/15/2052 Ser 2019-BN23, Class E, 144A	1,216,867
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD, 144A(g)	483,881
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D, 144A(g)	1,451,043
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E, 144A(g)	961,891
8,575,000	1.42%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(g)	727,093
5,000,000	3.37%, 11/15/2054 Ser 2017-BNK9, Class E, 144A	2,767,119
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(g)	1,441,911
3,000,000	4.25%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(g)	2,050,515
1,595,000	4.65%, 11/15/2061 Ser 2018-BN15, Class C(g)	1,689,022
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF, 144A(g)	411,425
2,000,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F, 144A(g)	1,141,174
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD, 144A(g)	667,229
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF, 144A	627,145
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F, 144A(g)	3,459,412
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E, 144A	1,016,375
1,750,000	3.15%, 3/15/2063 Ser 2020-BN28, Class C(g)	1,821,048
	BBCMS Mortgage Trust, 144A,
2,720,000	1.08%, 11/15/2034 Ser 2019-BWAY, Class A(g)	2,659,922
12,250,000	1.43%, 10/15/2053 Ser 2020-C8, Class XD(g)	1,466,169
2,400,000	2.25%, 10/15/2053 Ser 2020-C8, Class D	2,062,405
	BENCHMARK Mortgage Trust,
2,000,000	3.29%, 9/15/2048 Ser 2020-IG2, Class B, 144A(g)	2,149,588
12,667,000	1.12%, 1/15/2051 Ser 2018-B1, Class XE, 144A(g)	895,094
1,750,000	2.75%, 1/15/2051 Ser 2018-B1, Class D, 144A	1,498,996
5,000,000	3.00%, 1/15/2051 Ser 2018-B1, Class E, 144A(g)	2,942,880
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A(g)	501,853
2,000,000	3.06%, 4/10/2051 Ser 2018-B3, Class D, 144A(g)	1,848,467
1,719,500	3.12%, 10/10/2051 Ser 2018-B6, Class D, 144A(g)	1,658,401
3,800,000	1.09%, 2/15/2053 Ser 2020-B16, Class XD, 144A(g)	308,884
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E, 144A .	1,261,766
5,000,000	2.03%, 10/15/2053 Ser 2020-B20, Class A5	5,237,942
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD, 144A(g)	1,218,211
3,950,000	2.00%, 1/15/2054 Ser 2020-B22, Class D, 144A	3,418,477
6,500,000	1.01%, 8/15/2057 Ser 2019-B13, Class XF, 144A(g)	456,400

Par		Value

$4,000,000	1.51%, 8/15/2057 Ser 2019-B13, Class XD, 144A(g)	$423,713
1,000,000	2.50%, 8/15/2057 Ser 2019-B13, Class E, 144A	826,213
6,500,000	3.00%, 8/15/2057 Ser 2019-B13, Class F, 144A	3,229,207
2,500,000	3.62%, 3/15/2062 Ser 2019-B10, Class F, 144A(g)	1,403,727
	BX Commercial Mortgage Trust,
5,029,190	0.88%, 11/15/2035 Ser 2018-IND, Class A, 144A(g)	5,038,965
	CD Mortgage Trust,
2,750,000	3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(g)	2,594,302
	CGMS Commercial Mortgage Trust,
2,000,000	3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	1,739,089
	Citigroup Commercial Mortgage Trust,
1,000,000	3.22%, 6/10/2051 Ser 2018-C5, Class D, 144A(g)	859,885
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF, 144A(g)	229,494
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG, 144A(g)	169,633
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G, 144A	2,261,161
2,800,000	3.00%, 8/10/2056 Ser 2019-GC41, Class F, 144A	1,749,619
	Comm Mortgage Trust,
1,094,000	5.32%, 5/15/2045 Ser 2012-CR1, Class C(g)	973,441
2,500,000	4.32%, 12/10/2045 Ser 2012-CR5, Class F, 144A(g)	1,557,744
3,250,000	4.09%, 3/10/2046 Ser 2013-CR6, Class E, 144A(g)	2,415,828
2,932,500	4.99%, 3/10/2047 Ser 2014-UBS2, Class D, 144A(g)	2,637,645
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(g)	1,978,717
1,500,000	3.50%, 9/10/2047 Ser 2014-UBS5, Class D, 144A	1,045,700
2,000,000	3.83%, 2/10/2048 Ser 2015-LC19, Class B(g)	2,165,015
1,770,000	4.24%, 2/10/2048 Ser 2015-LC19, Class E, 144A(g)	1,329,733
2,730,000	1.03%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(g)	210,856
2,500,000	2.50%, 8/15/2057 Ser 2019-GC44, Class E, 144A	2,007,464
	CSAIL Commercial Mortgage Trust, 144A,
3,980,500	1.98%, 3/15/2052 Ser 2019-C15, Class XD(g)	527,870
	DBJPM Mortgage Trust,
1,600,000	3.49%, 9/15/2053 Ser 2020-C9, Class C(g)	1,704,428
	GS Mortgage Securities Trust,
2,000,000	4.74%, 8/10/2046 Ser 2013-GC14, Class F, 144A(g)	1,243,950
3,500,000	4.96%, 4/10/2047 Ser 2014-GC20, Class D, 144A(g)	1,905,555
3,000,000	3.00%, 7/10/2052 Ser 2019-GC40, Class D, 144A	2,799,668
5,000,000	2.38%, 5/12/2053 Ser 2020-GC47, Class A5	5,393,580
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,125,000	3.14%, 8/15/2049 Ser 2016-JP3, Class AS	5,566,750

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2020 (Unaudited) (continued)

Par		Value
	JPMBB Commercial Mortgage Securities Trust, 144A,
$1,425,000	4.68%, 4/15/2047 Ser 2014-C19, Class D(g)	$1,303,561
3,500,000	3.91%, 11/15/2047 Ser 2014-C24, Class D(g)	2,370,108
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.77%, 6/15/2047 Ser 2014-C16, Class D, 144A(g)	900,727
22,879,051	1.40%, 5/15/2050 Ser 2017-C33, Class XA(g)	1,286,340
	Morgan Stanley Capital I Trust,
1,908,000	4.15%, 6/15/2052 Ser 2019-H6, Class C(g)	1,941,182
2,000,000	4.13%, 7/15/2052 Ser 2019-H7, Class C	2,078,708
	SG Commercial Mortgage Securities Trust,
13,326,981	1.96%, 10/10/2048 Ser 2016-C5, Class XA(g)	931,780
	UBS-Barclays Commercial Mortgage Trust, 144A,
22,531,471	1.60%, 12/10/2045 Ser 2012-C4, Class XA(g)	495,837
2,000,000	5.03%, 8/10/2049 Ser 2012-C3, Class D(g)	2,047,706
	Wells Fargo Commercial Mortgage Trust,
27,856,500	1.89%, 7/15/2053 Ser 2020-C58, Class XA(g)	4,005,726

	Total Commercial Mortgage Backed Securities	125,546,894

	(Cost $131,847,524)

Shares
Right - 0.0%
	Warehouse/Industrial - 0.0%
47,301	Ara Logos Logistics Trust	1,719

	Total Right	1,719

	(Cost $ — )

Short-Term Investment - 5.7%
146,968,589	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 0.01%	146,968,589

	(Cost $146,968,589)

	Total Investments - 98.5%	2,520,607,148

	(Cost $2,411,633,216)
	Other Assets
	Net of Liabilities - 1.5%	37,814,336

	Net Assets — 100.0%	$2,558,421,484

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 16.5% of this Fund.
(c)	The Fund owns more than 5.0% of the Private Investment Fund, but has con-tractually limited its voting interests to less than 5.0% of total voting interests.
(d)	Partnership is not designated in units. The Fund owns approximately 6.0% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 2.9% of this Fund.
(f)	Non-income producing security.
(g)	Variable rate security. Rates generally reset annually based on the weighted average of the net underlying mortgage rates.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

Industry	% of Net Assets

Diversified	76.1%
Short-Term Investment	5.7%
Commercial Mortgage Backed Securities	4.9%
Apartments/Single Family Residential	3.1%
Warehouse/Industrial	2.5%
Office Properties	1.6%
Health Care	1.1%
Storage	1.0%
Shopping Centers	0.8%
Real Estate Operation/Development	0.6%
Hotels	0.5%
Regional Malls	0.3%
Residential	0.2%
Internet Connective Services	0.1%
Rights	0.0%
Other Assets Net of Liabilities	1.5%

Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2020 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 ACT, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Fund’s Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCRIEF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party, preferably annual basis. Furthermore, the valuations should be performed with impartiality, objectivity and independence, and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2020 (Unaudited) (continued)

and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Funds’ valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The December 31, 2020 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2020 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Total Market Value at 12/31/2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$331,162,373	$243,742,620	$87,419,753	$—
Preferred Stocks*	45,590,977	45,590,977	—	—
Corporate Debt*	14,012,570	—	14,012,570	—
Commercial Mortgage Backed Securities	125,546,894	—	125,546,894	—
Right	1,719	—	1,719	—
Short-Term Investment	146,968,589	146,968,589	—	—

Subtotal	$663,283,122	$436,302,186	$226,980,936	$—

Private Investment Funds (held at NAV)*	$1,857,324,026

Total	$2,520,607,148

*	See Portfolio of Investments for industry breakout.

Foreign Currency- Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2020 (Unaudited) (continued)

Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). This is especially true under current conditions because interest rates and bond yields are near historically low levels. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, tariffs and trade wars, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. For example, an outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak has caused significant market volatility and declines in global financial markets and may continue to adversely affect global and national economies, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The COVID-19 pandemic and its effects could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.

Restricted securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2020 (Unaudited) (continued)

As of December31, 2020, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	%of Net Assets	Redemption Notice(c)
AEW Core Property Trust (U.S.), Inc.
Class A Shares	7/2/2013	124,117		$118,324	$125,273	$—	4.9%	45 Days(d)
Class B Shares	7/2/2013	41,306		39,441	41,691	—	1.6%	45 Days
AEW Value Investors US LP	8/17/2017	—	(e)	27,218	27,228	47,782	1.1%	(f)
Barings Core Property Fund LP	9/30/2013	120,132		14,793	15,728	—	0.6%	60 Days(g)
Barings European Core Property Fund	6/13/2017	32,693		36,858	44,036	25,000	1.7%	60 Days
CBRE U.S. Core Partners LP	3/29/2018	85,567,059		120,312	123,311	—	4.8%	60 Days(d)
Clarion Gables Multifamily Trust LP	3/4/2019	96,276		125,000	121,090	—	4.7%	(h)
Clarion Lion Properties Fund LP	7/1/2013	146,026		197,756	222,964	—	8.7%	90 Days(d)
GWL U.S. Property Fund L.P.	12/30/2019	—	(i)	55,000	53,695	70,000	2.1%	90 Days
Harrison Street Core Property Fund LP	8/13/2014	69,192		91,629	97,728	—	3.8%	45 Days(d)
Heitman America Real Estate Trust LP	12/2/2014	129,075		154,647	150,409	—	5.9%	90 Days(d)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	121,339		123,749	122,058	23,148	4.8%	90 Days(d)
Invesco Core Real Estate USA LP	12/31/2013	680		114,500	124,354	75,000	4.9%	45 Days
Invesco Real Estate Asia Fund	9/30/2014	875,086		108,426	125,145	—	4.9%	45 Days
LaSalle Property Fund LP
Class A Shares	8/31/2015	36,565		58,270	59,001	—	2.3%	45 Days(d)
Class B Shares	8/31/2015	9,121		14,535	14,718	—	0.6%	45 Days
Mesa West Core Lending Fund LP	7/15/2015	23,379		25,677	24,824	—	1.0%	30 Days(g)
RREEF America REIT II, Inc.	9/30/2013	1,532,945		176,564	191,644	—	7.5%	45 Days(d)
Trumbull Property Fund, LP	9/30/2013	3,343		35,965	32,629	—	1.3%	60 Days(g)
Trumbull Property Income Fund, LP	4/1/2016	6,298		76,614	78,082	—	3.0%	60 Days(d)
US Government Building Open-End Feeder, LP	5/1/2014	—	(j)	51,887	61,716	—	2.4%	60 Days(d)

Total				$1,767,165	$1,857,324	$240,930	72.6%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metro-politan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciationinthe value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(d)

The Fund submitted a partial redemption request prior to December 31, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(e)	Partnership is not designated in units. The Fund owns approximately 16.5% at December 31, 2020.
(f)	Shares are subject to an initial lockup period ending December 31, 2020 with a redemption notification period of 90 days.
(g)

The Fund submitted a full redemption request prior to December 31, 2020, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(h)	Shares are subject to an initial lockup period ending March 1, 2021 with redemption notification period of 90 days.
(i)	Partnership is not designated in units. The Fund owns approximately 6.0% at December 31, 2020.
(j)	Partnership is not designated in units. The Fund owns approximately 2.9% at December 31, 2020.